Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

Estimated future minimum net rentals payable under these agreements at December 31, 2013 are as follows (in thousands):

Year Ending December 31,
2014	1,182
2015	395
2016	396
2017	339
2018	266

Total	$2,578